Trading assets and liabilities	6 Months Ended
Jun. 30, 2021
Trading assets and liabilities
15 Trading assets and liabilities
end of	2Q21	1Q21	4Q20
Trading assets (CHF million)
Debt securities	57,620	64,128	64,395
Equity securities	44,226	60,340	63,237
Derivative instruments [1]	24,156	28,638	25,531
Other	4,503	4,033	4,175
Trading assets	130,505	157,139	157,338
Trading liabilities (CHF million)
Short positions	20,369	31,326	28,126
Derivative instruments [1]	12,603	16,414	17,745
Trading liabilities	32,972	47,740	45,871
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q21	1Q21	4Q20
Cash collateral on derivatives instruments – netted (CHF million) [1]
Cash collateral paid	21,161	24,630	26,815
Cash collateral received	13,865	13,966	16,795
Cash collateral on derivatives instruments– not netted (CHF million) [2]
Cash collateral paid	7,664	8,817	7,741
Cash collateral received	7,200	8,839	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 24 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 21 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	6M21	2020
Trading assets (CHF million)
Debt securities	57,739	64,532
Equity securities	44,287	63,273
Derivative instruments [1]	24,155	25,531
Other	4,503	4,175
Trading assets	130,684	157,511
Trading liabilities (CHF million)
Short positions	20,369	28,126
Derivative instruments [1]	12,602	17,745
Trading liabilities	32,971	45,871
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M21	2020
Cash collateral on derivative instruments – netted (CHF million) [1]
Cash collateral paid	21,162	26,885
Cash collateral received	13,865	16,795
Cash collateral on derivative instruments – not netted (CHF million) [2]
Cash collateral paid	7,664	7,741
Cash collateral received	7,209	7,831
1 Recorded as cash collateral netting on derivative instruments in Note 23 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 20 – Other assets and other liabilities.